USAA Money Market Fund
FUND SUMMARY: USAA MONEY MARKET FUND
INVESTMENT OBJECTIVE
The USAA Money Market Fund (the Fund) has an investment objective of the highest income consistent with preservation of capital and the maintenance of liquidity.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses below are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011
Operating Expenses:
Management Fees	0.24%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011 USD ($)
Expense Example:
1 Year	66
3 Years	208
5 Years	362
10 Years	810

PRINCIPAL INVESTMNT STRATEGY

The Fund's principal investment strategy is to invest its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely interest and principal payments on its securities or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, adverse changes in supply and demand for investment securities, or other market factors. If interest rates increase, the yield of the Fund may increase, which would likely increase its total return. If interest rates decrease, the yield of the Fund may decrease, which may decrease the Fund's total return.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012906Member~
NINE-MONTH YTD TOTAL RETURN
0.01% (9/30/11)

BEST QUARTER*	WORST QUARTER*
1.40% 1st Qtr. 2001	0.00% 3rd Qtr. 2010
*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (Money Market Fund)	USAA Money Market Fund 12/1/2011 - 12/1/2011
Average Annual Return:
1 Year	0.02%
5 Years	2.62%
10 Years	2.31%
Since Inception	5.49%
Inception Date	Jan. 30, 1981